Leases (Tables)	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Summary of Movements in Lease Liabilities
The Group applied IFRS 16/AASB 16 ‘Leases’ (IFRS 16) from 1 July 2019. The Group elected to apply the modified retrospective transition approach, with no restatement of comparative periods. The comparative information relating to leases presented throughout the Financial Statements is in accordance with IAS 17/AASB 117 ‘Leases’ (IAS 17). Refer to note 38 ‘New and amended accounting standards and interpretations’ for information on the transition effects of IFRS 16 and policy choices made on implementation. Movements in the Group’s lease liabilities during the year are as follows:

2020
US$M
At the beginning of the financial year (1)	715
IFRS 16 transition	2,301
Additions	436
Remeasurements of index-linked freight contracts	733
Lease payments	(761)
Foreign exchange movement	(43)
Amortisation of discounting	90
Transfers and other movements	(28)

At the end of the financial year	3,443

Comprising:
Current liabilities	853
Non-current liabilities	2,590

(1)	Relates to existing finance leases at 1 July 2019.

Summary of Maturity Profile of Lease Liabilities
The maturity profile of lease liabilities based on the undiscounted contractual amounts is as follows:

Lease liability (1)	2020	2019
	US$M	US$M
Due for payment:
In one year or less or on demand	927	110
In more than one year but not more than two years	630	110
In more than two years but not more than five years	1,335	307
In more than five years	1,043	501

Total	3,935	1,028

Carrying amount	3,443	715

(1)	Lease liability as at 30 June 2019 represents finance lease liabilities under IAS 17.

Summary of Minimum Lease Payments under Non-cancellable Operating Leases
The Group’s aggregate amounts of minimum lease payments under non-cancellable
operating leases at 30 June 2019 under IAS 17 were as follows (reported under note 32 ‘Commitments’ in FY2019):

Commitments under operating leases	2019
US$M
Due not later than one year	440
Due later than one year and not later than five years	876
Due later than five years	589

Total	1,905

Summary of Movements in Right of Use Assets
Movements in the Group’s right-of-use assets during the year are as follows:

2020	Land and buildings	Plant and equipment	Total
	US$M	US$M	US$M
Net book value
At the beginning of the financial year (1)	–	492	492
Assets recognised on adoption of IFRS 16	754	1,400	2,154
Additions	104	332	436
Remeasurements of index-linked freight contracts	–	733	733
Depreciation expensed during the period	(113)	(543)	(656)
Depreciation classified as exploration	–	(34)	(34)
Impairments, net of reversals	(2)	(22)	(24)
Transfers and other movements	(54)	–	(54)

At the end of the financial year	689	2,358	3,047

– Cost	804	3,349	4,153
– Accumulated depreciation and impairments	(115)	(991)	(1,106)

(1)	Relates to assets previously held under finance leases under IAS 17.

Summary of Amounts Recorded in Income Statement and Cash Flow Statements
Amounts recorded in the income statement and the cash flow statement for the year were:

	2020
	US$M	Included within
Income statement
Depreciation of right-of-use assets	656	Profit from operations
Short-term, low-value and variable lease costs (1)	675	Profit from operations
Interest on lease liabilities	90	Financial expenses
Cash flow statement
Principal lease payments	671	Cash flows from financing activities
Lease interest payments	90	Cash flows from operating activities

(1)	Relates to US$438 million of variable lease costs, US$211 million of short-term lease costs and US$26 million of low-value lease costs.